NOTES PAYABLE - Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Remainder of 2021	$ 36,052
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	2,614
Total	43,025
Notes payable
Debt Instrument [Line Items]
2022		$ 33,712
2023		821
2024		979
2025		1,167
Total	$ 43,025	$ 38,866